Investments Schedule Of Amounts Due To And From Affiliates (Details) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Related Party Transaction [Line Items]
Amounts due from affiliates	$ 16.8	$ 38.8
Amounts due to affiliates	10.6	21.4
Other Affiliates [Member]
Related Party Transaction [Line Items]
Amounts due from affiliates	0.6	1.2
Amounts due to affiliates	1.4	0.9
BDL [Member]
Related Party Transaction [Line Items]
Amounts due from affiliates	10.1	6.4
Amounts due to affiliates	0.0	8.6
BRI [Member]
Related Party Transaction [Line Items]
Amounts due from affiliates	4.5	28.0
Amounts due to affiliates	0.0	0.4
MillerCoors [Member]
Related Party Transaction [Line Items]
Amounts due from affiliates	1.6	3.2
Amounts due to affiliates	$ 9.2	$ 11.5